Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 76,479
2014	53,859
2015	27,419
2016	7,529
2017	4,543
Thereafter	12,639
Total future minimum lease payments	$ 182,468